Share-Based Compensation - Schedule of Restricted Share Unit Activities (Details) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2026 $ / shares shares
Employees [Member]
Schedule of Restricted Share Unit Activities [Line Items]
Nonvested ordinary shares underlying, Outstanding beginning balance | shares
Weighted average fair value per ordinary share at the grant dates, Outstanding beginning balance | $ / shares
Nonvested ordinary shares underlying, Granted | shares
Weighted average fair value per ordinary share at the grant dates, Granted | $ / shares
Nonvested ordinary shares underlying, Vested | shares
Weighted average fair value per ordinary share at the grant dates, Vested | $ / shares
Nonvested ordinary shares underlying, Forfeited | shares
Weighted average fair value per ordinary share at the grant dates, Forfeited | $ / shares
Nonvested ordinary shares underlying, Outstanding ending balance | shares
Weighted average fair value per ordinary share at the grant dates, Outstanding ending balance | $ / shares
Non-employees [Member]
Schedule of Restricted Share Unit Activities [Line Items]
Nonvested ordinary shares underlying, Outstanding beginning balance | shares
Weighted average fair value per ordinary share at the grant dates, Outstanding beginning balance | $ / shares
Nonvested ordinary shares underlying, Granted | shares	900,000
Weighted average fair value per ordinary share at the grant dates, Granted | $ / shares	$ 8.43
Nonvested ordinary shares underlying, Vested | shares	(900,000)
Weighted average fair value per ordinary share at the grant dates, Vested | $ / shares	$ 8.43
Nonvested ordinary shares underlying, Forfeited | shares
Weighted average fair value per ordinary share at the grant dates, Forfeited | $ / shares
Nonvested ordinary shares underlying, Outstanding ending balance | shares
Weighted average fair value per ordinary share at the grant dates, Outstanding ending balance | $ / shares